Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 9 Property, Plant and Equipment

Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2016 and 2015 were as follows:

December 31,	Useful Lives (Years)	2016	2015
(Dollars in millions)
Land	N/A	$35	$36
Buildings	20	297	295
Leasehold and land improvements	1-30	1,153	1,103
Cell site equipment	7-25	3,383	3,383
Switching equipment	5-8	976	960
Office furniture and equipment	3-5	420	502
Other operating assets and equipment	3-5	53	79
System development	1-7	1,217	1,169
Work in process	N/A	178	142
Total property, plant and equipment, gross		7,712	7,669
Accumulated depreciation and amortization		(5,242)	(5,020)
Total property, plant and equipment, net		$2,470	$2,649

Depreciation and amortization expense totaled $607 million, $596 million and $593 million in 2016, 2015 and 2014, respectively.  In 2016, 2015 and 2014, (Gain) loss on asset disposals, net included charges of $22 million, $16 million and $21 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service in the normal course of business.